Subsequent Events	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020
Subsequent Events [Abstract]
Subsequent Events

NOTE 8 – SUBSEQUENT EVENTS

On January 11, 2021, settlement was reached in relation to suit filed by the Company against James LeGanke, as Trustee of Carmel Trust II, and was settled for $50,000 in exchange for the return of 1,000,000 shares of Series A Preferred Stock and 127,500 shares of common stock to the Company.

On February 5, 2021, the Company filed amendments to its Articles of Incorporation with the Texas Secretary of State.

NOTE 11 - SUBSEQUENT EVENTS

On October 16, 2020, David Chasteen, a director, was appointed the Chief Executive Officer of the Company.

On November 12, 2020, Milton Mattox, Cipherloc Chief Operating Officer, tendered his resignation which was accepted by the Chief Executive Officer. Mattox assisted in the transition to interim Chief Technology Officer Nick Hnatiw who was engaged as an independent contractor on November 18, 2020. Mattox’s last day with the Company was December 15, 2020.